Stockholders' Equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Schedule of Unvested Restricted Shares
	Shares	Weighted Average Grant Date Fair Value
Unvested balance at January 1, 2022	58,333	$1.80
Vested	(58,333)	1.80
Unvested balance at September 30, 2022	—	$—

	Shares	Weighted Average Grant Date Fair Value
Unvested balance at January 1, 2020	420,848	$1.80
Granted	16,667	1.80
Vested	(289,737)
Unvested balance at December 31, 2020	147,778	$1.80
Exchanged for THIO founder restricted shares	87,500	1.80
Granted	15,278	1.80
Vested	(186,666)
Cancelled/forfeited	(5,557)
Unvested balance at December 31, 2021	58,333	$1.80

Schedule of Warrant Exercised

	Warrants Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term in Years
Balance at January 1, 2022	1,311,117	$4.03	7.30
Issued	115,000	6.25
Exercised	(608,612)	1.80
Expired	(20,520)	5.00
Balance at September 30, 2022	796,985	$6.03	5.41

	Warrants Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term in Years
Balance at January 1, 2020	797,724	$1.80	9.85
Granted	110,520	2.39	9.44
Balance at December 31, 2020	908,244	1.87	8.89
Granted	686,489	6.00	7.00
Exercised	(283,616)	1.87
Balance at December 31, 2021	1,311,117	$4.03	7.30

Assumptions Used in Calculating Value of Warrants Granted

The value of option grants is calculated using the Black-Scholes option pricing model with the following assumptions for options granted during the nine months ended September 30, 2022 and 2021:

	2022	2021
Risk-free interest rate	2.14% - 3.74%	0.35% - 1.05%
Expected term (in years)	5 – 6.25	5 – 6.50
Expected volatility	71.9% - 79.5%	73.4% - 81.5%
Expected dividend yield	—	—

Summary of Activity and Information Regarding Outstanding and Exercisable Options

The following table summarizes the activity and information regarding MAIA’s outstanding and exercisable options for the nine months ended September 30, 2022:

	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term in Years	Aggregate Intrinsic Value
Balance at January 1, 2022	5,797,185	$2.22	8.59	—
Granted	768,113	4.84
Exercised	(36,500)	1.80
Cancelled/forfeited	(16,888)	1.82
Balance at September 30, 2022	6,511,910	$2.53	7.34	$8,536,318
Options exercisable at September 30, 2022	5,443,036	$2.19	7.82	$7,664,470

The following table summarizes the activity and information regarding MAIA's outstanding and exercisable options as of December 31, 2021:

	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term in Years	Aggregate Intrinsic Value
Balance at January 1, 2020	1,627,000	$1.80	9.30	—
Granted	2,287,466	1.80	10.00
Cancelled/forfeited	(249,500)	1.80		—
Balance at December 31, 2020	3,664,966	$1.80	9.13	—
Granted	2,210,787	2.92	9.38
Exercised	(5,000)	1.80		—
Cancelled/forfeited	(73,568)	1.82		—
Balance at December 31, 2021	5,797,185	$2.22	8.59	38,784,352
Options exercisable at December 31, 2021	5,012,181	$1.91	8.52	34,865,649

Summary of Stock Based Compensation Expense

Stock based compensation related to the Company’s stock plans are as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2022	2021	2022	2021
General and administrative	$345,568	$464,360	$1,144,440	$1,399,498
Research and development	186,870	314,184	686,096	709,370
Total stock-based compensation	$532,438	$778,544	$1,830,536	$2,108,868

Stock based compensation related to the Company’s stock plans are as follows:

	For the Year Ended December 31,
	2021	2020
General and administrative	$1,512,726	$3,033,248
Research and development	943,708	337,792
Total stock-based compensation	$2,456,434	$3,371,040

DGD
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Schedule of Unvested Restricted Shares

	Shares	Weighted Average Grant Date Fair Value
Unvested balance at January 1, 2020	686,804	$1.00
Granted	12,500	1.00
Vested	(320,836)
Unvested balance at December 31, 2020	378,468	$1.00
Cancelled	(378,468)
Unvested balance at August 13, 2021	—	$—

THIO
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Schedule of Unvested Restricted Shares

	Shares	Weighted Average Grant Date Fair Value
Balance at January 1, 2020	291,667	$1.80
Vested	(116,667)
Balance at December 31, 2020	175,000	$1.80
Vested	(87,500)
Cancelled	(87,500)
Balance at August 13, 2021	—	$—

Stock Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Assumptions Used in Calculating Value of Warrants Granted

The value of option grants are calculated using the Black-Scholes-Merton option pricing model with the following assumptions for options granted during the year ended December 31,:

	2021	2020
Risk-free interest rate	0.36% - 1.27%	0.35% - 1.39%
Expected term (in years)	5 - 6.50	5 - 5.5
Expected volatility	71.40% - 81.5%	76.5% - 80.7%
Expected dividend yield	—%	—%

MAIA Stock Warrants
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Assumptions Used in Calculating Value of Warrants Granted

The value of the warrants are calculated using the Black-Scholes-Merton option pricing model with the following assumptions for warrants granted during the years ended December 31, 2021 and 2020:

	2021	2020
Risk-free interest rate	0.6% - 1.3%	0.41% - 1.69%
Expected term (in years)	5 - 7	5 - 7
Expected volatility	81% - 106%	75.8% - 80.5%
Expected dividend yield	—%	—%